FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 12, 2022	Jun. 30, 2023	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Impairment analysis			$ 607
Decreasing the carrying value			806
Notes receivable	$ 614
Unrealized gain			39
Increasing carrying value			653
Impairment of convertible note			211
Decreasing impairment carrying value			$ 442
Tarus [Member]
IfrsStatementLineItems [Line Items]
Loss on decrease in fair value of the liability		$ 685
I O X [Member]
IfrsStatementLineItems [Line Items]
Loss on decrease in fair value of the liability		$ 426